BRIGGS AND MORGAN

2200 IDS CENTER

80 SOUTH EIGHTH STREET

MINNEAPOLIS, MN 55402

(612) 977-8400

August 3, 2007	banderson@briggs.com

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Patterson Companies, Inc.

Definitive Schedule 14A

File No. 0-20572

Ladies and Gentlemen:

On behalf of Patterson Companies, Inc., pursuant to the Securities Exchange Act of 1934, as amended, we are providing an EDGAR transmission of the company’s Definitive Schedule 14A, including the notice of annual meeting, proxy statement and related proxy card, which will be sent to holders of the company’s common stock in connection with the annual meeting of shareholders to be held on September 10, 2007. The company does not believe that any controversy is involved in the matters to be presented for a shareholder vote.

The company intends to mail the definitive notice of annual meeting, proxy statement and related proxy card to its shareholders on or about August 3, 2007. The company’s Annual Report to Shareholders will be sent to the Securities and Exchange Commission in accordance with Rule 14a-3(c) under separate cover.

Should you have any questions, please call the undersigned at (612) 977-8417 or Avron L. Gordon, Esq. at (612) 977-8455.

Very truly yours,

BRIGGS AND MORGAN,
Professional Association

By	/s/ Brett D. Anderson
Brett D. Anderson

cc:	Matthew L. Levitt, Esq.

Avron L. Gordon, Esq.